TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of non-adjusting events after reporting period [line items]
Corporate tax rate		24.00%	25.00%	265.00%
Withholding income tax rate		20.00%
Tax loss carryforwards		$ 210	$ 170	$ 150
Changes in tax rates or tax laws enacted or announced [Member]
Disclosure of non-adjusting events after reporting period [line items]
Future enacted tax rate	23.00%	24.00%
Uniform tax rate	16.00%
Israel [Member]
Disclosure of non-adjusting events after reporting period [line items]
Corporate tax rate		24.00%	25.00%	26.50%